                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                       Investment Company Act file number:

                Exact name of registrant as specified in charter:

                                The Reserve Fund

                     Address of principal executive offices:
                      1250 Broadway New York, NY 10001-3701

                     Name and address of agent for service:
                              Edmund P. Bergan, Jr.
                                  1250 Broadway
                             New York, NY 10001-3701

        Registrant's telephone number, including area code: 212-401-5500

                         Date of fiscal year end: May 31

                     Date of reporting period: May 31, 2006

ITEM 1.  ANNUAL REPORTS TO SHAREHOLDERS

[THE RESERVE LOGO]

A TRADITION OF FINANCIAL INNOVATION(SM)

ANNUAL REPORT
MAY 31, 2006

RESERVE LIQUID PERFORMANCE
MONEY MARKET FUND
OF THE RESERVE FUND

ELIMINATE MAIL CLUTTER AND SAVE NATURAL RESOURCES!
SIGN UP FOR RESERVE eDELIVERY AT
www.TheR.com/edelivery

[PHOTO OF BRUCE BENT]

BRUCE BENT                              May 31, 2006
CHAIRMAN
The Reserve

Dear Investor,

     The Federal Open Market Committee continued its course of monetary policy tightening throughout the year, sending interest rates to their highest levels since March 2001. As of the date of this report, the current overnight Fed Funds target rate was 5.00%, while The Reserve Liquid Performance Money Market Fund had a gross yield of 5.14%. For the net return of your fund, please refer to the Financial Highlights portion of the Notes to Financial Statements section of this report.

     Since the Fund's inception in January of 2006, the Fund was biased towards the short-end of the money market yield curve. This positioning allowed the portfolio to capture higher yields quickly as interest rates moved up. We intend to maintain this selective strategy until the Federal Reserve shows clearer indications of moving towards a stable interest rate environment.

     Thank you for choosing The Reserve and helping us become the fastest organically growing money fund company ranked among the top 25 largest money fund complexes in 2005*. Please let us know your comments and suggestions on how we can serve you better.

Bruce Bent
Chairman

*  Source: iMoneyNet, January 2006.

                  RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

                     STATEMENT OF NET ASSETS -- MAY 31, 2006

 PRINCIPAL                                                                           VALUE
  AMOUNT     REPURCHASE AGREEMENTS -- 98.9%                                         (NOTE 1)
----------   ------------------------------                                         --------
$  100,000   Bear Stearns & Co., Inc., 4.98%, dated 5/31/06
             due 6/1/06, repurchase proceeds at maturity $100,014
             (collateralized by GNMI 5.50% due 1/15/36
             valued at $107,305)                                                   $ 100,000
                                                                                   ---------

             Total Repurchase Agreements
             (Cost $100,000)                                                         100,000
                                                                                   ---------

             TOTAL INVESTMENTS (COST+ $100,000)                            98.9%     100,000
             COMPREHENSIVE MANAGEMENT FEES PAYABLE                          0.0            0(a)
             OTHER ASSETS, LESS LIABILITIES                                 1.1        1,103
                                                                           -----   ---------
             NETS ASSETS                                                   100.0%  $ 101,103
                                                                           =====   =========

             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
             EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR
             VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH
             CLASS:

             101,103 SHARES CLASS 15                                               $    1.00
                                                                                   =========

                                    GLOSSARY

GNMI  --  Government National Mortgage
           Association Class I

----------
+ The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.
(a)  Amount is less than 0.05%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

                            STATEMENTS OF OPERATIONS

              FOR THE PERIOD FROM JANUARY 11, 2006 (COMMENCEMENT OF
                           OPERATIONS) TO MAY 31, 2006

INTEREST INCOME (Note 1)                                            $      9,593
                                                                    ------------
EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEE:
    Class 15                                                                 314
                                                                    ------------
     Total expenses before waiver                                            314
                                                                    ------------
     Less: expenses waived (Note 2)                                         (314)
                                                                    ------------
     Net Expenses                                                             --
                                                                    ------------
NET INVESTMENT INCOME, representing Net Increase in
Net Assets from Investment Operations                               $      9,593
                                                                    ============

                       STATEMENTS OF CHANGES IN NET ASSETS

              FOR THE PERIOD FROM JANUARY 11, 2006 (COMMENCEMENT OF
                           OPERATIONS) TO MAY 31, 2006

INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income                                             $      9,593
                                                                    ------------
DIVIDENDS PAID TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME: (Note 1)
    Class 15                                                              (9,593)
                                                                    ------------
FROM CAPITAL SHARE TRANSACTIONS
(at net asset value of $1.00 per share):
  Proceeds from sale of shares - Class 15                              1,000,020
  Dividends reinvested - Class 15                                          9,593
  Cost of shares redeemed - Class 15                                    (908,510)
                                                                    ------------
                                                                         101,103
                                                                    ------------
  Net increase in net assets                                             101,103

NET ASSETS:
  Beginning of Period                                                         --
                                                                    ------------
  End of Period                                                     $    101,103
                                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:

The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series: Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, Liquid Performance Fund, U.S. Government II Fund (which has not commenced operations) and U.S. Treasury II Fund (which has not commenced operations). These financial statements and notes apply only to the Reserve Liquid Performance Money Market Fund (the "Fund"). The Fund has six classes of shares: Class 10, Class 15, Class 20, Class 25, Class 35 and Class 45. The Fund commenced operations on January 11, 2006 and as of May 31, 2006, the Fund had only Class 15 shares outstanding.

     B. Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values using the effective interest method. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest are deemed to be: for floating rate instruments
     (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

     C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily based upon the relative proportion of net assets of each class.

     E. The Fund may enter into repurchase agreements with financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Fund's investment adviser, follows procedures to collateralize all repurchase agreements at least 100% as to principal and interest. The Fund's custodians holds the securities that are subject to repurchase agreements. A counterparty bankruptcy could delay recovery of collateral.

     F. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

Pursuant to an Investment Management Agreement ("Agreement") between RMCI and the Trust on behalf of the Fund, RMCI serves as the Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the Fund's day-to-day operations, manages its investments, effects purchases and sales and absorbs certain promotional expenses. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily based on daily average net assets. The comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of the Fund, shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation of Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, government imposed fees and expenses, including but not limited to federal and state registration fees, extraordinary legal and accounting fees and other extraordinary expenses, and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which the Fund pays its direct or allocated share. The Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of the Fund according to the following schedule:

CLASS 10      CLASS 15      CLASS 20      CLASS 25      CLASS 35      CLASS 45
--------      --------      --------      --------      --------      --------
  0.10%         0.15%         0.20%         0.25%         0.35%         0.45%

During the year ended May 31, 2006, RMCI voluntarily waived all of its comprehensive management fee for the Fund. These waivers are voluntary and may be terminated at any time. Certain Trustees and Officers of the Fund are also officers of RMCI.

(3)  COMPOSITION OF NET ASSETS:

At May 31, 2006, the composition of the Fund's net assets was as follows:

Par Value                                                           $        101
Additional Paid-in-Capital                                               101,002
                                                                    ------------
Net Assets                                                          $    101,103
                                                                    ============

The tax basis of the Fund's net assets is the same as the basis for financial reporting at May 31, 2006. There was no undistributed net investment income for the Fund at May 31, 2006.

The income dividends were classified as ordinary income for federal income tax purposes for the period shown below:

                                                             FOR THE PERIOD FROM
                                                              JANUARY 11, 2006
                                                              TO MAY 31, 2006*
                                                             -------------------
Class 15                                                           $  9,593

(4)  COMMITMENTS AND CONTINGENCIES:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(5)  FINANCIAL HIGHLIGHTS:

Contained below is per share operating performance data for a share of beneficial interest outstanding of Class 15 of the Fund for the period as indicated:

                                                                   CLASS 15
                                                             FOR THE PERIOD FROM
                                                              JANUARY 11, 2006
                                                              TO MAY 31, 2006*
                                                             -------------------
LIQUID PERFORMANCE FUND
Net asset value at beginning of year                            $     1.0000
                                                                ------------
Net investment income                                                 0.0180
Dividends from net investment income                                 (0.0180)
                                                                ------------
Net asset value at end of year                                  $     1.0000
                                                                ============
Total Return                                                            1.82%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)                               $        0.1
Ratio of expenses to average net assets, before fee waivers             0.15%(a)
Ratios of expenses to average net assets, net of fee waivers            0.00%(a)
Ratio of net investment income to average net assets                    4.57%(a)

----------
*    Inception of Class Operations
(a)  Annualized.

(6)  OTHER MATTERS:

Management has determined that certain of the service contracts and distribution plans of the other Series of the Registrant, The Reserve Fund, but not Reserve Liquid Performance Money Market Fund, have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including having already obtained Board approval and seeking shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans. Management does not expect this matter to have any adverse financial impact on the Fund.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees of The Reserve Fund and Shareholders of Reserve Liquid Performance Money Market Fund:

We have audited the accompanying statement of net assets of Reserve Liquid Performance Money Market Fund of The Reserve Fund (the Fund), as of May 31, 2006, and the related statements of operations, changes in net assets and the financial highlights for the period from January 11, 2006 (commencement of operations) to May 31, 2006. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with a broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of Reserve Liquid Performance Money Market Fund of The Reserve Fund as of May 31, 2006, the results of its operations, changes in its net assets, and the financial highlights for the period from January 11, 2006 (commencement of operations) to May 31, 2006, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

New York, New York
July 27, 2006

              THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF
                              THE FUNDS (UNAUDITED)

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all material agreements between the Funds and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Funds is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Funds and the length of time served. The Trustees and the Executive Officers of the Funds oversee 31 portfolios in The Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of The Reserve fund complex.

INTERESTED TRUSTEE

                                                           TERM OF                PRINCIPAL OCCUPATIONS
                              POSITIONS WITH             OFFICE** AND                DURING THE LAST
NAME, ADDRESS, AGE              THE FUNDS             LENGTH OF SERVICE                 FIVE YEARS
------------------------------------------------------------------------------------------------------------
BRUCE R. BENT*           Chairman,                  Trustee since            President of Reserve
Age: 69                  Trustee,                     inception              Management Company, Inc.
The Reserve              President and                Chairman               ("RMCI"), Director and
1250 Broadway            Treasurer                   since 2000.             Chairman/Chief Executive
New York, NY 10001                                                           Officer of Reserve Management;
                                                    President and            President, Treasurer
                                                      Treasurer              Corporation ("RMC") and
                                                     since 2005              Chairman and Director of Resrv
                                                                             Partners, Inc. ("RESRV") since
                                                                             2000; Chairman and Director of
                                                                             Reserve International
                                                                             Liquidity Fund Ltd. since
                                                                             1990. Co-founder of The
                                                                             Reserve Fund ("RF") in 1970;
                                                                             officer thereof since 1970.


INDEPENDENT TRUSTEES

                                                           TERM OF                PRINCIPAL OCCUPATIONS
                              POSITIONS WITH             OFFICE** AND                DURING THE LAST
NAME, ADDRESS, AGE              THE FUNDS             LENGTH OF SERVICE                 FIVE YEARS
------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.        Trustee                    Trustee of all           Retired. President , Premier
Age: 75                                              Trusts since            Resources, Inc. (meeting
2517 Highway #35,                                     inception              management firm) since 1997.
Bldg. J
Manasquan, NJ 08736

WILLIAM J.               Trustee                    Trustee of all           Retired since 1999. Chief
MONTGORIS                                             Trusts since           Operating Officer of The Bear
Age: 59                                                   1999               Stearns Companies, Inc. from
286 Gregory Road                                                             1979 to 1999. Director of Stage
Franklin Lakes, NJ 07417                                                     Stores, Inc. (retailing) since
                                                                             2004.

OFFICERS WHO ARE NOT TRUSTEES

                                                           TERM OF                PRINCIPAL OCCUPATIONS
                              POSITIONS WITH             OFFICE** AND                DURING THE LAST
NAME, ADDRESS, AGE              THE FUNDS             LENGTH OF SERVICE                 FIVE YEARS
------------------------------------------------------------------------------------------------------------
BRUCE R. BENT, II+       Co-Chief Executive          Co-Chief                Senior Vice President,
Age: 40                  Officer, Senior Vice        Executive               Secretary and Assistant
The Reserve              President and              Officer and              Treasurer of RMCI; Senior Vice
1250 Broadway            Assistant Treasurer        Senior Vice              President, Secretary and
New York, NY 10001                                   President               Assistant Treasurer of RMC;
                                                    since 2005.              and Secretary, Assistant
                                                     Assistant               Treasurer and Director of
                                                     Treasurer               RESRV since 2000. Vice
                                                    since 2000.              President of RMC, RMCI and
                                                                             RESRV from 1992 to 2000.
                                                                             Former Trustee of Trusts in
                                                                             the Reserve/Hallmark Funds
                                                                             complex. Former President of
                                                                             the Trusts.

ARTHUR T. BENT III+      Co-Chief Executive           Co-Chief               Chief Operating Officer,
Age: 38                  Officer, Senior Vice         Executive              Treasurer, Senior Vice
The Reserve              President and              Officer since            President and Assistant
1250 Broadway            Assistant Secretary        2005. Senior             Secretary of RMCI; President,
New York, NY 10001                                 Vice President            Treasurer and Assistant
                                                    and Assistant            Secretary of RMC; Treasurer,
                                                      Secretary              Assistant Secretary and
                                                     since 2000.             Directors of RESRV since 2000.
                                                                             Vice President RMC, RMCI and
                                                                             RESRV from 1997 to 2000.
                                                                             Former Treasurer and Chief
                                                                             Financial Officer of the
                                                                             Trusts.

PATRICK J. FARRELL       Chief Financial             Since 2006              Chief Financial Officer of the
Age: 46                  Officer                                             Adviser and its affiliates
The Reserve                                                                  since 2005. Chief Financial
1250 Broadway                                                                Officer, Treasurer and
New York, NY 10001                                                           Assistant Secretary of the
                                                                             MainStay Funds, Eclipse Funds
                                                                             and MainStay VP Funds;
                                                                             Principal Financial Officer
                                                                             McMorgan Funds Managing
                                                                             Director New York Life
                                                                             Investment Management from
                                                                             2001 to 2005.

EDMUND P. BERGAN, JR.    Secretary and               Since 2006              Senior Vice President and
Age: 56                  General Counsel                                     General Counsel of the Adviser
The Reserve                                                                  and its affiliates since 2006.
1250 Broadway                                                                From 2004-06, Senior
New York, NY 10001                                                           Regulatory Counsel of
                                                                             Proskauer Rose LLP. Prior
                                                                             thereto, and since before
                                                                             2001, Senior Vice President
                                                                             and General Counsel of the
                                                                             mutual fund distribution and
                                                                             servicing affiliates of
                                                                             Alliance Capital Management
                                                                             L.P.

* MR. BRUCE BENT IS AN "INTERESTED PERSON" OF THE FUND AS DEFINED IN SECTION 2(A)(19) OF THE INVESTMENT COMPANY ACT DUE TO HIS POSITIONS WITH RMC, RMCI AND RESRV.
** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS, UNLESS EXTENDED BY A VOTE OF THE TRUSTEES. TRUSTEES NEED NOT BE SHAREHOLDERS.
+ MR. BRUCE R. BENT IS THE FATHER OF MR. BRUCE R. BENT II AND MR. ARTHUR T.BENT III.

The Trust's Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, for Shareholders by calling toll free: 1-888-823-2867.

                       FEDERAL TAX INFORMATION (UNAUDITED)

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the Federal Tax Status of dividends paid during the year. Accordingly, all dividends for the fund were ordinary income dividends.

                           EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at December 1, 2005 and held for the entire period ending May 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE    EXPENSES PAID
                              DECEMBER 1, 2005             MAY 31, 2006       DURING PERIOD*
                          -----------------------     --------------------    --------------
LIQUID PERFORMANCE
  FUND CLASS 15
Actual                          $ 1,000.00                  $ 1,008.33            $ 0.75
Hypothetical                    $ 1,000.00                  $ 1,024.14            $ 0.79

* Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's website at www.sec.gov.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

         APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENT

The Board met on June 30, 2005, to consider the approval of the Investment Management Agreement with RMCI. At that meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether the agreement is in the best interests of the Fund and its shareholders. The Board, including a majority of the Independent Trustees, so concluded and voted to recommend the Investment Management Agreement to the Fund's shareholder for its approval. The Investment Management Agreement is renewed annually if approved by the Trustees and by a separate vote of a majority of the non-interested Trustees. The Investment Management Agreement may be terminated without penalty, upon sixty
(60) days' written notice by RMCI or by a vote of the Trustees or of a majority of the outstanding voting shares of a Fund.

The Independent Trustees met on September 22, 2005 to reconsider their previous determinations regarding the Investment Management Agreement in light of certain deficiencies in internal controls identified by RMCI related to reconciling bank statements, monitoring compliance with certain Internal Revenue Code requirements and identifying and collecting amounts due certain funds in the Reserve/Hallmark complex. The Independent Trustees were advised that these matters had previously been discussed with the Audit Committee and the other Reserve/Hallmark Funds' independent auditors and that RMCI has instituted additional procedures to enhance its internal controls for the Funds and committed to continue to strengthen the Funds' overall control environment. The Independent Trustees were further advised that the identified deficiencies had no material impact to shareholders, fund net asset value or other Reserve/Hallmark Funds' performance.

The Independent Trustees expressed concern about the quality of certain non-advisory services provided by RMCI but were satisfied with steps RMCI had taken and had committed to take. Based on consideration of all factors they deemed relevant, including the steps taken by RMCI and RMCI's commitment to continue to strengthen the overall control environment, the Independent Trustees reaffirmed their previous determinations to approve the Investment Management Agreement.

NATURE, EXTENT AND QUALITY OF SERVICE

The Board received and considered information regarding the nature, extent and quality of the advisory and other services to be provided to the Fund by RMCI. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Fund will invest. The Trustees concluded that the nature and extent of the services to be provided by RMCI under the Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of the Fund. The Trustees also concluded that the quality of the advisory and administrative services would be satisfactory.

COMPARATIVE FEE AND EXPENSES

The comprehensive management fee to be charged under the Investment Management Agreement encompasses all of the services necessary for the operation of the Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Fund. The Trustees compared the Fund's expense ratio to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money market funds which are believed to be direct competitors of the Fund ("peer funds"), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds. The Trustees noted that the expense ratio of the institutional classes of shares of the Fund was comparable to or lower than the average expense ratio of other money market funds as well as those of peer funds. They also noted that the expense ratios of the retail classes of shares were higher than the average of other money market funds but comparable to the expense ratios of peer funds. Based upon their review, the Trustees concluded that the fee payable under the Investment Management Agreement is competitive.

COMPARATIVE PERFORMANCE

The Fund was not yet operational at the time of the approval of the Agreement. Therefore, it was not possible to compare the performance of the Fund to other funds.

PROFITABILITY

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees payable under the Investment Management Agreement and the costs estimated to provide required services, as well as other relationships between the Fund on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to the Fund, that RMCI's profitability would not be excessive in light of the nature, extent and quality of the services expected to be provided under Investment Management Agreement.

BREAKPOINTS AND ECONOMIES OF SCALE

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Fund grows. The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Fund's expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

OTHER BENEFITS

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Fund.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Investment Management Agreement with respect to the Fund.

[THE RESERVE LOGO]

       A Tradition of Financial Innovation(SM)
1250 Broadway, New York, NY 10001-3701 - 212-401-5500


GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700 - www.TheR.com

This literature is not authorized for distribution toprospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc. RF/ANNUAL 5/06

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant's code of ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William Montgoris is the audit committee financial expert and is considered to be independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The registrant paid the following amounts to KPMG, LLP, the registrant's principal accountant, for the audit of the registrant's annual financial statements and services in connection therewith for the last fiscal year:

2006
$0

The registrant paid the following amount to Pricewaterhouse Coopers, LLP, the registrant's former principal accountant, for the audit of the registrant's annual financial statements and services in connection therewith for the 2005 fiscal year:

2005
$393,746

(b) Not applicable.

(c) Tax Fees. The registrant paid the following amount to KPMG, LLP, the registrant's principal accountant, for the preparation of tax returns, tax consultation, research and related items for the last fiscal year:

2006
$0

The registrant paid the following amount to Pricewaterhouse Coopers, LLP, the registrant's former principal accountant, for the preparation of tax returns, tax consultation, research and related items for the 2005 fiscal year:

2005
$44,750

(d) Not applicable.

(e) Before KPMG, LLP, the registrant's principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant's Audit Committee. Due to potential time constraints between meetings, the Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) Not applicable.

(g) The following table indicates the aggregate non-audit fees billed by the registrant's former accountant PricewaterhouseCoopers, LLP for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the 2005 fiscal year.

2005
$0

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") as of a date within 90 days of the filing of this report, the Chairman (principal executive officer) and Chief Financial Officer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, an audit of the financial statements disclosed that the Funds' procedures for preparing the "Financial Highlights" were not sufficiently detailed to detect and correct errors in certain underlying calculations.

These conditions have been corrected, and the Registrant's internal controls have been revised, subsequent to year-end.

ITEM 12. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Filed herewith.

(a)(2) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Reserve Fund

By:     /s/ Bruce R. Bent II
        Name:  Bruce R. Bent II
        Title: Co-Chief Executive Officer (Principal Executive Officer)

By:     /s/ Arthur T. Bent III
        Name: Arthur T. Bent III
        Title: Co-Chief Executive Officer (Principal Executive Officer)

Date: August 7, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Bruce R. Bent II
        Name:  Bruce R. Bent II
        Title: Co-Chief Executive Officer (Principal Executive Officer)

By:     /s/ Arthur T. Bent III
        Name: Arthur T. Bent III
        Title: Co-Chief Executive Officer (Principal Executive Officer)

By:     /s/ Patrick J. Farrell
        Name:  Patrick J. Farrell
        Title: Chief Financial Officer (Principal Financial Officer)

Date: August 7, 2006